Leasing Arrangements - Schedule Of Components Of Real Estate Operating Lease Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Early termination fees and related (gain)/loss					$ (37,400)	$ 3,200
Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	$ 665,898	$ 757,458	$ 2,129,497	$ 2,128,250	2,830,761	1,870,744	$ 924,116	[1]
Non-cash GAAP straight-line lease cost	97,784	127,842	257,524	481,016	572,926	915,036	542,842
Amortization of lease incentives	(78,559)	(88,057)	(243,407)	(258,309)	(345,600)	(236,232)	(93,835)
Total real estate operating lease cost	685,123	797,243	2,143,614	2,350,957	3,058,087	2,549,548	1,373,123
Early termination fees and related (gain)/loss	(31,413)	(4,529)	(211,408)	(36,215)	(37,354)	3,715	0
Location Operating Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	607,739	711,651	1,907,773	1,978,419	2,638,455	1,686,431	824,650	[1]
Non-cash GAAP straight-line lease cost	67,688	87,589	198,971	316,490	380,851	411,161	268,125
Amortization of lease incentives	(68,534)	(77,660)	(210,935)	(221,143)	(297,828)	(169,676)	(88,867)
Total real estate operating lease cost	606,893	721,580	1,895,809	2,073,766	2,721,478	1,927,916	1,003,908
Early termination fees and related (gain)/loss	0	0	0	0	0	553	0
Pre Opening Location Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	17,878	32,106	73,823	101,175	128,452	119,220	80,736	[1]
Non-cash GAAP straight-line lease cost	26,179	34,688	51,713	146,814	171,772	484,099	268,593
Amortization of lease incentives	(4,787)	(8,934)	(14,945)	(32,496)	(40,550)	(60,447)	(3,759)
Total real estate operating lease cost	39,270	57,860	110,591	215,493	259,674	542,872	345,570
Early termination fees and related (gain)/loss	0	0	0	0	0	0	0
Selling, General and Administrative Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	9,912	13,687	30,046	48,266	61,991	64,949	18,730	[1]
Non-cash GAAP straight-line lease cost	357	5,565	1,259	17,712	19,727	19,776	6,124
Amortization of lease incentives	(821)	(1,463)	(2,615)	(4,790)	(6,138)	(6,109)	(1,209)
Total real estate operating lease cost	9,448	17,789	28,690	61,188	75,580	78,616	23,645
Early termination fees and related (gain)/loss	(40)	0	(40)	0	0	0	0
Restructuring And Other Related Costs [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	30,369	14	117,855	390	1,863	144	0	[1]
Non-cash GAAP straight-line lease cost	3,560	0	5,581	0	576	0	0
Amortization of lease incentives	(4,417)	0	(14,912)	(120)	(1,084)	0	0
Total real estate operating lease cost	29,512	14	108,524	510	1,355	144	0
Early termination fees and related (gain)/loss	$ (31,373)	$ (4,529)	$ (211,368)	$ (36,215)	$ (37,354)	$ 3,162	$ 0

[1]	Common area maintenance charges and real estate taxes, or “tenancy costs” are a non-lease component as defined in ASC 842. We have elected to not separate non-lease components in the determination of our lease obligation and therefore the costs associated with common area maintenance charges and real estate taxes billed in addition to our base rent, where applicable, have been included as a component of our total operating lease costs in 2019 and 2020. For comparability purposes, we have presented incremental common area maintenance charges and real estate taxes collectively, “tenancy costs”, contractually paid or payable, shown as a component of the total operating lease cost in all periods presented.